Subsequent Event (Details)	1 Months Ended
Mar. 31, 2021 shares
Subsequent Event | 2021 Share Incentive Plan | Class B Ordinary Shares | Mr. Xiang Li
Subsequent Event [Line Items]
Granted (in shares)	108,557,400